Long Term Investment (Details) ¥ in Millions										1 Months Ended					6 Months Ended	12 Months Ended
	Sep. 01, 2023 USD ($)	Jun. 21, 2023 shares	Nov. 01, 2022 USD ($) shares	Sep. 09, 2022 USD ($)	Jan. 01, 2022 USD ($)	Sep. 23, 2021 shares	May 26, 2021 shares	Nov. 28, 2019 shares	Sep. 30, 2019 shares	Mar. 24, 2023 USD ($) shares	Jan. 18, 2023	Dec. 28, 2022 USD ($) shares	Jun. 28, 2022 USD ($) shares	Jan. 20, 2022 USD ($) shares	Jun. 30, 2023 shares	Dec. 31, 2022 USD ($) shares	Mar. 28, 2023	Dec. 31, 2022 CNY (¥) shares
Long Term Investment (Details) [Line Items]
Amount inverted																$ 434,960		¥ 3.0
Split adjusted shares		220				1,042	14,958	240	208						172,528	95,313
Equivalent value (in Dollars) | $			$ 9,058,701							$ 15,906,186		$ 4,446,163	$ 6,674,772	$ 8,305,222		$ 1,844,377
Additional equity percentage amount										32.00%	31.00%
Prepay shares										167,592,318
Consideration (in Dollars) | $	$ 100,000			$ 2.9	$ 0
Gain of Shares															70,947
Shenzhen Chenbao Information service Co., Ltd [Member]
Long Term Investment (Details) [Line Items]
Equity interest percentage																5.00%		5.00%
SamartConn CO.,Limited [Member]
Long Term Investment (Details) [Line Items]
Equity interest percentage														19.99%
DTI Group Limited [Member]
Long Term Investment (Details) [Line Items]
Equity interest percentage			19.00%
Guangzhou Xingsheng Information Technology Limited [Member]
Long Term Investment (Details) [Line Items]
Equity interest percentage					5.00%
Boxinrui International Holdings Limited (“Boxinrui”) [Member]
Long Term Investment (Details) [Line Items]
Equity interest percentage												20.00%	15.00%
Series of Individually Immaterial Business Acquisitions [Member]
Long Term Investment (Details) [Line Items]
Percentage of equity interest																	65.00%
Shenzhen Chenbao Information service Co., Ltd [Member]
Long Term Investment (Details) [Line Items]
Shares issued																5,756,481		5,756,481
Split adjusted shares																23,985
SamartConn CO.,Limited [Member]
Long Term Investment (Details) [Line Items]
Shares issued														17,138,305
Split adjusted shares														71,410
DTI Group Limited [Member]
Long Term Investment (Details) [Line Items]
Shares issued			55,506,750
Split adjusted shares			231,278							698,301
Boxinrui International Holdings Limited (“Boxinrui”) [Member]
Long Term Investment (Details) [Line Items]
Shares issued												55,300,530	19,942,553
Split adjusted shares												230,419	83,094